Accounting policies - Unconsolidated structured entities (Details) - agreement	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of initial application of standards or interpretations [abstract]
Number of power purchase agreements			2
Term, power purchase agreements	15 years	20 years	15 years
Extension period, power purchase agreements			5 years